Earnings Per Share (Details) - Schedule of the Income and Share Data Used in the Basic and Diluted Earnings Per Share - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Earnings Per Share [Abstract]
Net Income	$ 70,661	$ 74,363
Less: net income attributable to the Earnout Shares	(1,050)	(4,758)
Less: dividends attributable to the common shares under share-based compensation plan	(540)	(15)
Net income available to common shareholders	$ 69,071	$ 69,590
Weighted average number of shares – basic (in Shares)	44,179,627	43,513,654
Common shares under share-based compensation plan	$ 278,861	$ 242,177
Weighted average number of shares – diluted (in Shares)	44,458,488	43,755,831
Basic earnings per share (in Dollars per share)	$ 1.56	$ 1.6
Diluted earnings per share (in Dollars per share)	$ 1.55	$ 1.59